SIDLEY	SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

May 27, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Preliminary Proxy Materials for Retirement Series Trust, on behalf of its series Retirement Reserves Money Fund (“Retirement Reserves”) and Funds For Institutions Series (“FFI”), on behalf of its series FFI Treasury Fund (“FFI Treasury,” and together with Retirement Reserves, each a “Fund,” and collectively the “Funds”)

Ladies and Gentlemen:

On behalf of each of the Funds, and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the preliminary proxy materials consisting of a Notice of Joint Special Meetings of Shareholders, a Joint Proxy Statement and Forms of Proxy to be used in connection with the Joint Special Meetings of Shareholders of the Funds to be held on August 7, 2020 (the “Meeting”). As set forth in more detail in the accompanying proxy materials, the Meeting is being held solely for the purpose of seeking shareholder approval to liquidate and terminate each Fund and Retirement Series Trust.

Please do not hesitate to contact me at (212) 839-5511 if you have comments or if you require additional information regarding the enclosed materials.

Very truly yours,

/s/ Douglas E. McCormack

Douglas E. McCormack

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC
Tricia Meyer, Esq., BlackRock Advisors, LLC
John A. MacKinnon, Esq., Sidley Austin LLP

SIDLEY AUSTIN (NY) LLP IS A DELAWARE LIMITED LIABILITY PARTNERSHIP DOING BUSINESS AS SIDLEY AUSTIN LLP AND PRACTICING IN AFFILIATION WITH OTHER SIDLEY AUSTIN PARTNERSHIPS.